FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level3) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) rate	Dec. 31, 2020 USD ($)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 328	$ 316
Acquisition-related contingent consideration adjustments	11	48
Payments / Settlements	(99)	(36)
Foreign currency translation adjustment included in other comprehensive loss	1	0
Ending balance	241	328
Current portion	39	112
Non-current portion	202	216
Accretion for the time value of money
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration adjustments	17	23
Fair value adjustments
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Acquisition-related contingent consideration adjustments	$ (6)	$ 25
Measurement Input, Weighted-Average Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | rate	0.07
Minimum | Measurement Input, Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | rate	0.06
Maximum | Measurement Input, Discount Rate | Level 3 | Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, contingent consideration obligations, discount rate | rate	0.18